Expense Example - AMERICAN FUNDS MORTGAGE FUND	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 442
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,232
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	418
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,221
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,550
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	825
Expense Example, with Redemption, 10 Years	1,307
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,174
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,165
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,118
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	891
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	819
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	514
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	165
Expense Example, with Redemption, 10 Years	377
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	563
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	192
Expense Example, with Redemption, 10 Years	439
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,699
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,665
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,174
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	819
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	198
Expense Example, with Redemption, 10 Years	452
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	165
Expense Example, with Redemption, 10 Years	377
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,370
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 621